File No. 333-34474

811-09891

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

 Pre-Effective Amendment No.  [__]

 Post-Effective Amendment No. 66  [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

 Amendment No. 66  [X]

(Check appropriate box or boxes.)

Dreyfus Opportunity Funds

(Exact Name of Registrant as Specified in Charter)

c/o The Dreyfus Corporation

200 Park Avenue, New York, New York 10166

(Address of Principal Executive Offices) (Zip Code)

 Registrant's Telephone Number, including Area Code: (212) 922-6000

John Pak, Esq.

200 Park Avenue

New York, New York 10166

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

  X__ immediately upon filing pursuant to paragraph (b)

 _____ on (date) pursuant to paragraph (b)

 _____ (days) days after filing pursuant to paragraph (a)(1)

 _____ on (date) pursuant to paragraph (a)(1)

 _____ (days) days after filing pursuant to paragraph (a)(2)

 _____ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

 _____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The following post-effective amendment to the Registrant's Registration statement on  Form N-1A relates to Dreyfus Natural Resources Fund and does not affect the funds listed below:
Dreyfus Strategic Beta Emerging Markets Equity Fund
Dreyfus Strategic Beta Global Equity Fund
Dreyfus Strategic Beta U.S. Equity Fund

SIGNATURES

 Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on the 2nd day of February 2015.

Dreyfus Opportunity Funds

BY:	/s/ Bradley J. Skapyak*
Bradley J. Skapyak, PRESIDENT

 Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date

/s/ Bradley J. Skapyak*	President (Principal Executive Officer)	2/2/15
Bradley J. Skapyak
/s/ James Windels*	Treasurer (Principal Financial Officer and Accounting Officer)	2/2/15
James Windels
/s/ Joseph S. DiMartino*	Chairman of the Board	2/2/15
Joseph S. DiMartino
/s/ J. Charles Cardona*	Board Member	2/2/15
J. Charles Cardona
/s/ Gordon J. Davis*	Board Member	2/2/15
Gordon J. Davis
/s/ Isabel P. Dunst*	Board Member	2/2/15
Isabel P. Dunst
/s/ Robin A. Melvin*	Board Member	2/2/15
Robin A. Melvin
/s/ Nathan Leventhal*	Board Member	2/2/15
Nathan Leventhal
/s/ Roslyn M. Watson*	Board Member	2/2/15
Roslyn M. Watson
/s/ Benaree Pratt Wiley*	Board Member	2/2/15

Benaree Pratt Wiley

*BY:	/s/ Janette E. Farragher
Janette E. Farragher Attorney-in-Fact

INDEX OF EXHIBITS

Exhibits

EX-101.INS – Instance Document.

EX-101.SCH – Taxonomy.

EX-101.CAL – Calculation Linkbase.

EX-101.DEF – Definition Linkbase.

EX-101.LAB – Labels Linkbase.

EX-101.PRE – Presentation Linkbase.